Other Financial Liabilities	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL LIABILITIES
Other Financial Liabilities

21.  OTHER FINANCIAL LIABILITIES.

The balances of other financial liabilities as of December 31, 2019 and 2018, are as follows:

	As of December 31,
	2019		2018
	Current	Non-current	Current	Non-current
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest –bearing borrowings	164,404,334	1,714,837,545	329,262,093	1,703,044,158
Hedging derivatives (*)	48,225,766	25,208,326	81,195,765	2,629,715
Non-hedging derivatives (**)	2,026,476	124,048	207,957	159,630
Total	214,656,576	1,740,169,919	410,665,815	1,705,833,503

(*)     See Note 23.2.a

(**)    See Note 23.2.b

21.1 Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2019 and 2018, is as follows:

	As of December 31,
	2019		2018
	Current	Non-current	Current	Non-current
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	113,247,263	135,297,019	70,790,775	229,020,029
Unsecured obligations	5	—	212,736,914	—
Unsecured Obligations with the public	45,315,051	1,531,974,852	43,568,129	1,461,713,954
Leases obligations	5,842,015	47,565,674	2,166,275	12,310,175
Total	164,404,334	1,714,837,545	329,262,093	1,703,044,158

Bank loans by currency and contractual maturity as of December 31, 2019 and 2018, are as follows:

Summary of bank loans by currency and maturity

					Current			Non-current
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12-31-2019	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12-31-2019
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	3.31%	3.31%	Unsecured	134,532	113,112,731	113,247,263	112,747,516	22,549,503	-	-	-	135,297,019
Chile	Ch$	6.00%	6.00%	Unsecured	5	-	5	-	-	-	-	-	-
				Total	134,537	113,112,731	113,247,268	112,747,516	22,549,503	-	-	-	135,297,019

					Current			Non-current
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12-31-2018	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12-31-2018
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	3.51%	3.51%	Unsecured	1,350,861	69,439,914	70,790,775	—	104,100,014	124,920,015	—	—	229,020,029
Chile	Ch$	4.71%	4.30%	Unsecured	6	212,736,908	212,736,914	—	—	—			—
				Total	1,350,867	282,176,822	283,527,689	—	104,100,014	124,920,015	—	—	229,020,029

Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2019 and 2018 totaled ThCh$247,030,075 and ThCh509,822,541, respectively. The fair value measurement of borrowings has been categorized as Level 2 (see Note 3.h).

Identification of bank borrowings by company

										December 31, 2019
										Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Total Non- Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	Ch$	6.00%	6.00%	At maturity	1	—	1	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	Ch$	6.00%	6.00%	At maturity	4	—	4	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander - Chile	Chile	Ch$	3.85%	3.17%	At maturity	—	—	0	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Ch$	3.85%	3.17%	At maturity	—	—	0	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Ch$	3.85%	3.17%	At maturity	—	—	0	—	—	—	—
96.920.110-0	Enel Green Power Chile Ltda.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	4.14%	4.14%	At maturity	—	—	0	—	—	—	—
96.920.110-0	Enel Green Power Chile Ltda.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	4.17%	4.17%	At maturity	134,532	112,747,516	112,882,048	—	—	—	—
96.920.110-0	Enel Green Power Chile Ltda.	Chile	Foreign	Inter-American Development Bank (BID)	U.S.	US$	1.50%	1.50%	At maturity		43,220	43,220	—	22,549,503	—	22,549,503
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	4.25%	4.25%	At maturity		321,995	321,995	112,747,516	—	—	112,747,516
									Total	134,537	113,112,731	113,247,268	112,747,516	22,549,503	—	135,297,019

										December 31, 2018
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Total Non- Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.006.000-6	Banco Santander (Overdraft line)	Chile	Ch$	6.00%	6.00%	At maturity	2	—	2	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander (Overdraft line)	Chile	Ch$	6.00%	6.00%	At maturity	4	—	4	—	—	—	—
76.536.353-5	Enel Chile S.A	Chile	97.036.000-K	Banco Santander	Chile	Ch$	3.85%	3.17%	At maturity	—	65,829,996	65,829,996	—	—	—	—
76.536.353-5	Enel Chile S.A	Chile	97.004.000-5	Banco de Chile	Chile	Ch$	3.85%	3.17%	At maturity	—	73,453,456	73,453,456	—	—	—	—
76.536.353-5	Enel Chile S.A	Chile	97.018.001-1	Scotiabank Chile	Chile	Ch$	3.85%	3.17%	At maturity	—	73,453,456	73,453,456	—	—	—	—
96.920.110-0	Enel Green Power Chile Ltda	Chile	97.080.000-K	BBVA	Chile	US$	4.14%	4.14%	At maturity	814,628	69,400,009	70,214,637	—	—	—	—
96.920.110-0	Enel Green Power Chile Ltda	Chile	97.080.000-K	BBVA	Chile	US$	4.17%	4.17%	At maturity	158,913	—	158,913	—	104,100,014	—	104,100,014
96.920.110-0	Enel Green Power Chile Ltda	Chile	59.054.440-K	INTER-AMERICAN INVESTIMENT CORPORATION	U.S.	US$	1.50%	1.50%	At maturity	—	39,905	39,905	—	—	20,820,002	20,820,002
95.524.140-K	Empresa Electrica Panguipulli S.A	Chile	97.080.000-K	BBVA	Chile	US$	4.25%	4.25%	At maturity	377,320	—	377,320	—	—	104,100,013	104,100,013
									Total	1,350,867	282,176,822	283,527,689	—	104,100,014	124,920,015	229,020,029

21.2 Unsecured liabilities

The detail of Unsecured Liabilities by currency and maturity as of December 31, 2019 and 2018, is as follows:

Summary of public unsecured liabilities by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12-31-2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.59%	6.49%	Unsecured	7,700,030	4,755,019	12,455,049	—	—	—	296,420,703	961,519,091	1,257,939,794
Chile	U.F.	6.00%	5.48%	Unsecured	—	32,860,002	32,860,002	31,624,776	31,624,776	31,624,776	31,624,776	147,535,954	274,035,058
				Total	7,700,030	37,615,021	45,315,051	31,624,776	31,624,776	31,624,776	328,045,479	1,109,055,045	1,531,974,852

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12-31-2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2018
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.59%	6.49%	Unsecured	7,144,997	4,281,038	11,426,035	—	—	—	—	1,164,595,519	1,164,595,519
Chile	U.F.	6.00%	5.48%	Unsecured	—	32,142,094	32,142,094	30,793,493	30,793,493	30,793,493	30,793,493	173,944,463	297,118,435
				Total	7,144,997	36,423,132	43,568,129	30,793,493	30,793,493	30,793,493	30,793,493	1,338,539,982	1,461,713,954

Summary of public unsecured liabilities by currency and maturity

										December 31, 2019
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-1	U.S.	US$	7.96%	7.88%	No	5,058,091	—	5,058,091	—	—	—	—	153,480,285	153,480,285
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	U.S.	US$	7.40%	7.33%	No	1,617,476	—	1,617,476	—	—	—	—	51,960,662	51,960,662
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	U.S.	US$	8.26%	8.13%	No	1,024,463	—	1,024,463	—	—	—	—	24,876,133	24,876,133
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Unica 24296	U.S.	US$	4.32%	4.25%	No	—	2,828,573	2,828,573	—	—	—	296,420,703	—	296,420,703
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Serie-H	Chile	UF	7.17%	6.20%	No	—	6,592,332	6,592,332	5,888,467	5,888,467	5,888,467	5,888,467	20,428,651	43,982,519
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Serie-M	Chile	UF	4.82%	4.75%	No	—	26,267,670	26,267,670	25,736,309	25,736,309	25,736,309	25,736,309	127,107,303	230,052,539
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Unica	U.S.	US$	5.03%	4.88%	No	—	1,926,446	1,926,446					731,202,011	731,202,011
									Total Unsecured Bonds	7,700,030	37,615,021	45,315,051	31,624,776	31,624,776	31,624,776	328,045,479	1,109,055,045	1,531,974,852

										December 31, 2018
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-1	U.S.	US$	7.96%	7.88%	No	4,693,498	—	4,693,498	—	—	—	—	142,300,747	142,300,747
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	U.S.	US$	7.40%	7.33%	No	1,500,880	—	1,500,880	—	—	—	—	48,131,124	48,131,124
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	U.S.	US$	8.26%	8.13%	No	950,619	—	950,619	—	—	—	—	22,694,249	22,694,249
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Unica 24296	U.S.	US$	4.32%	4.25%	No	—	2,493,452	2,493,452	—	—	—	—	274,469,150	274,469,150
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Serie-H	Chile	UF	7.17%	6.20%	No	—	6,513,162	6,513,162	5,733,684	5,733,684	5,733,684	5,733,684	25,386,928	48,321,664
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Serie-M	Chile	UF	4.82%	4.75%	No	—	25,628,932	25,628,932	25,059,809	25,059,809	25,059,809	25,059,809	148,557,535	248,796,771
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Unica	U.S.	US$	5.03%	4.88%	No	—	1,787,586	1,787,586	—	—	—	—	677,000,249	677,000,249
									Total Unsecured Bonds	7,144,997	36,423,132	43,568,129	30,793,493	30,793,493	30,793,493	30,793,493	1,338,539,982	1,461,713,954

21.3 Secured liabilities

As of December 31, 2019 and 2018, there were no secured liabilities.

Fair value measurement and hierarchy

The fair value of current and non-current unsecured liabilities as of December 31, 2019 and 2018 totaled ThCh$1,941,481,412 and ThCh$1,685,679,241, respectively. The fair value measurement of these liabilities has been categorized as Level 2 (See Note 3.h). It is important to note that these financial assets are measured at amortized cost (See Note 3.g.4).

21.4 Detail of lease obligations

								December 31, 2019
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	606,973	1,879,324	2,486,297	2,647,907	2,820,020	5,312,211	—	—	10,780,138
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	4,067	13,237	17,304	17,966	18,335	18,713	19,097	208,057	282,168
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	12,399	24,861	37,260	33,755	34,460	35,182	35,917	410,646	549,960
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa De Ferrocarriles Del Estado	Chile	UF	1.07%	1,104	557	1,661	1,123	—	—	—	—	1,123
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola El Bagual Ltda.	Chile	UF	1.91%	1,152	—	1,152	564	573	581	—	—	1,718
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	144,436	—	144,436	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía De Leasing Tattersall S A.	Chile	UF	0.83%	6,607	—	6,607	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	1.41%	12,589	41,263	53,852	48,574	—	—	—	—	48,574
96.800.570-7	Enel Distribución Chile S.A.	Chile	2.859.481-K	Nuria Ferrer Pares	Chile	UF	1.20%	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	2.478.836-9	Juana Ferrer Pares	Chile	UF	1.20%	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	3.800.735-1	Carmen Elvira Echavarry De La Sierra	Chile	UF	1.20%	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	5.742.701-9	Jorge Ferrer Pares	Chile	UF	1.20%	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	5.120.460-3	Carmen Ferrer Pares	Chile	UF	1.20%	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual De Seguros De Chile	Chile	UF	1.91%	13,990	45,274	59,264	61,373	62,545	63,741	64,959	111,258	363,876
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	11,479	37,011	48,490	50,173	51,131	52,108	53,104	90,955	297,471
96.800.570-7	Enel Distribución Chile S.A.	Chile	77.651.230-3	Inversiones Tapihue Ltda	Chile	UF	1.20%	10,501	—	10,501	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	Bcycle Latam S.P.A	Chile	Ch$	6.24%	—	20,000	20,000	15,699	16,679	17,719	18,825	—	68,922
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	Rentas Inmobiliarias Amanecer S.A.	Chile	UF	1.56%	12,239	24,679	36,918	51,480	14,593	—	—	—	66,073
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa De Transporte De Pasajeros Metro S.A	Chile	US$	5.99%	—	350,227	350,227	114,222	120,634	130,857	132,426	1,476,550	1,974,689
96.800.570-7	Enel Distribución Chile S.A.	Chile	85.208.700-5	Rentaequipos Leasing S.A.	Chile	UF	1.20%	774	—	774	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia De Leasing Tattersall S A.	Chile	UF	1.41%	1,628	5,363	6,991	4,544	—	—	—	—	4,544
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda	Chile	UF	1.67%	16,118	51,903	68,021	70,215	71,388	24,186	—	—	165,789
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobilaria Mixto Renta Spa	Chile	UF	1.07%	16,530	—	16,530	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia De Leasing Tattersall S A.	Chile	UF	1.41%	278	3,392	3,670	652	—	—	—	—	652
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia De Leasing Tattersall S A.	Chile	UF	1.41%	988	3,231	4,219	2,736	—	—	—	—	2,736
96.920.110-0	Enel Green Power Chile Ltda.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	76,055	—	76,055	43,584	44,691	45,827	46,991	1,156,664	1,337,757
96.920.110-0	Enel Green Power Chile Ltda.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	117,630	117,630	42,842	43,930	45,047	46,191	1,066,692	1,244,702
96.920.110-0	Enel Green Power Chile Ltda.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	29,696	—	29,696	16,622	17,044	17,477	17,921	439,871	508,935
96.920.110-0	Enel Green Power Chile Ltda.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	29,189	29,189	19,513	20,009	20,517	21,038	548,843	629,920
96.524.140-k	Empresa Eléctrica Panguipulli S.A.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	EUR	5.02%	—	260,072	260,072	167,261	175,655	184,471	193,729	2,532,578	3,253,694
96.524.140-k	Empresa Eléctrica Panguipulli S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	—	46,597	46,597	54,543	55,929	57,350	58,807	1,012,677	1,239,306
96.524.140-k	Empresa Eléctrica Panguipulli S.A.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	6.39%	—	98,189	98,189	70,885	72,686	74,533	76,427	1,881,835	2,176,366
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	36,519	36,519	27,274	27,967	28,677	29,406	723,912	837,236
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	26,329	26,329	19,661	20,161	20,673	21,198	521,858	603,551
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	30,727	30,727	22,949	23,532	24,130	24,743	609,121	704,475
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	27,615	27,615	20,619	21,143	21,680	22,231	547,270	632,943
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	3,738	3,738	2,793	2,864	2,937	3,011	74,129	85,734
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	47,317	47,317	44,688	45,824	46,988	48,182	1,190,338	1,376,020
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	31,087	—	31,087	18,256	18,720	19,195	19,683	517,037	592,891
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	29,105	—	29,105	17,619	18,066	18,525	18,996	467,606	540,812
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	628	—	628	383	393	403	413	10,169	11,761
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	1,331	1,331	683	700	718	736	20,591	23,428
76.412.562-2	Enel Green Power del Sur SPA.	Chile	76.400.311-K	Fundo Los Buenos Aires Spa	Chile	UF	2.54%	—	111,365	111,365	67,592	69,309	71,070	72,876	1,450,422	1,731,269
76.412.562-2	Enel Green Power del Sur SPA.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	7,914	—	7,914	2,949	3,095	3,248	3,408	99,995	112,695
76.412.562-2	Enel Green Power del Sur SPA.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	15,877	—	15,877	6,496	6,817	7,154	7,507	185,500	213,474
76.412.562-2	Enel Green Power del Sur SPA.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	3,961	—	3,961	1,474	1,547	1,624	1,704	49,994	56,343
76.412.562-2	Enel Green Power del Sur SPA.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	31,828	—	31,828	12,991	13,633	14,307	15,015	370,630	426,576
76.412.562-2	Enel Green Power del Sur SPA.	Chile	7.256.021-3	Alicia Freire Hermosilla	Chile	UF	4.31%	93,160	—	93,160	88,809	—	—	—	—	88,809
76.412.562-2	Enel Green Power del Sur SPA.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	31,828	—	31,828	12,991	13,633	14,307	15,015	370,631	426,577
76.412.562-2	Enel Green Power del Sur SPA.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	15,918	—	15,918	6,190	6,496	6,817	7,154	192,635	219,292
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	4.87%	—	472,736	472,736	227,365	238,428	250,031	262,197	4,335,384	5,313,405
76.412.562-2	Enel Green Power del Sur SPA.	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	4.94%	41,389	—	41,389	13,058	13,704	14,381	15,092	520,042	576,277
76.412.562-2	Enel Green Power del Sur SPA.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	5,605	—	5,605	2,141	2,247	2,359	2,475	66,716	75,938
76.412.562-2	Enel Green Power del Sur SPA.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	95,241	—	95,241	37,137	38,973	40,900	42,922	1,156,961	1,316,893
76.412.562-2	Enel Green Power del Sur SPA.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	7,935	—	7,935	3,095	3,248	3,408	3,577	96,415	109,743
76.179.024-2	Parque Eólico Tal Tal SpA	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.36%	32,269	—	32,269	22,884	23,424	23,978	24,545	311,762	406,593
76.179.024-2	Parque Eólico Tal Tal SpA	Chile	79.938.160-5	Soc. Serv. Com.. Multiservice F.L.	Chile	UF	2.94%	—	35,334	35,334	35,034	36,064	37,124	38,215	981,212	1,127,649
76.052.206-6	Parque Eólico Valle de los Vientos SpA	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.23%	48,681	—	48,681	37,594	38,433	39,291	40,168	258,481	413,967
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	—	367,982	367,982	201,806	211,109	220,842	231,022	2,951,326	3,816,105
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio De Bienes Nacionales	Chile	UF	2.54%	—	34,408	34,408	25,058	25,694	26,347	27,017	621,989	726,105
76.536.353-5	Enel Chile S.A.	Chile	78.822.300-5	Inversiones Cardinal S.A	Chile	UF	1.20%	9,281	24,801	34,082	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	78.822.300-5	Inversiones Cardinal S.A	Chile	UF	1.20%	9,714	19,465	29,179	—	—	—	—	—	—
							Total Leasing	1,512,244	4,329,771	5,842,015	4,515,822	4,565,526	7,061,634	1,783,940	29,638,752	47,565,674

								December 31, 2018
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	528,847	1,637,428	2,166,275	2,307,082	2,457,043	2,616,750	4,929,300	—	12,310,175
							Total Leasing	528,847	1,637,428	2,166,275	2,307,082	2,457,043	2,616,750	4,929,300	—	12,310,175

21.5 Hedged debt

The U.S. dollar denominated debt of the Group as of December 31, 2019 and 2018, that is designated as cash flow hedge to hedge the portion of revenue from its consolidated entities that is directly linked to variations in the U.S. dollar, as referenced in Note 3.g.5, was ThCh$1,585,140,233 and ThCh$1,192,973,584, respectively.

The following table details changes in “Reserve for cash flow hedges” as of December 31, 2019 and 2018, due to exchange differences of this debt:

	For the years ended December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at the beginning of the period, net	(127,508,852)	(27,168,007)	(52,747,645)
Foreign currency exchange differences recognized in equity, net	(77,347,380)	(101,790,308)	17,321,594
Foreign currency exchange differences recognized in profit and loss, net	15,042,823	12,478,369	8,258,044
Others (Tender Offer 33.57% April 2, 2018 on Enel Generacion Chile)	—	(11,028,906)	—
Balance in hedging reserves (hedging income) at the end of the period, net	(189,813,409)	(127,508,852)	(27,168,007)

21.6 Other information

As of December 31, 2019 and 2018, the Group has undrawn line of credits available for use amounting to ThCh$146,268,500 and ThCh$416,862,000, respectively.

21.7 Future undiscounted debt flow

The following tables are the estimates of undiscounted flows by type of financial debt:

a)	Bank loans guaranteed and unsecured

						Non-Current						Current			Non-Current
					Total Current	Maturity					Total Non-Current			Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2019	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019	One to Three Months	Three to twelve months	as of 12-31-2018	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Chile	US$	3.31%	2,542,588	120,375,278	122,917,866	118,121,339	22,859,559	-	-	-	140,980,898	1,985,915	75,074,314	77,060,229	110,909,917	106,335,361	21,112,380	-	-	238,357,658
Chile	Ch$	6.00%	5	-	5	-	-	-	-	-	-	1,798,705	215,920,510	217,719,215	-	-	-	-	-	-

Totals			2,542,593	120,375,278	122,917,871	118,121,339	22,859,559	-	-	-	140,980,898	3,784,620	290,994,824	294,779,444	110,909,917	106,335,361	21,112,380	-	-	238,357,658

b)	Guaranteed and unsecured obligations

						Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current	Maturity		Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2019	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019	One to Three Months	Three to twelve months	as of 12-31-2018	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2018
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Chile	US$	6.49%	17,750,370	53,251,108	71,001,478	71,001,479	71,001,479	71,001,479	362,787,755	1,387,871,953	1,963,664,145	16,173,722	48,521,166	64,694,888	64,694,887	64,694,887	64,694,887	64,694,887	1,612,310,243	1,871,089,791
Chile	U.F.	5.48%	6,136,022	49,438,671	55,574,693	53,077,463	50,580,233	48,083,003	45,585,772	186,005,287	383,331,758	6,603,562	49,871,556	56,475,118	54,036,540	51,597,963	49,159,386	46,720,808	224,787,689	426,302,386

Totals			23,886,392	102,689,779	126,576,171	124,078,942	121,581,712	119,084,482	408,373,527	1,573,877,240	2,346,995,903	22,777,284	98,392,722	121,170,006	118,731,427	116,292,850	113,854,273	111,415,695	1,837,097,932	2,297,392,177

c)	Lease obligations

						Non-Current						Current			Non-Current
					Total Current	Maturity					Total Non-Current			Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2019	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019	One to Three Months	Three to twelve months	as of 12-31-2019	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.25%	859,011	2,802,479	3,661,490	3,570,048	3,554,711	5,731,772	258,317	2,063,704	15,178,552	760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764	-	14,136,785
Chile	Euros	4.82%	80,971	240,372	321,343	499,678	485,713	471,749	457,785	2,453,454	4,368,379	-	-	-	-	-	-	-	-	-
Chile	UF	2.68%	821,084	2,293,383	3,114,467	2,895,029	2,523,717	2,462,599	2,412,029	30,885,469	41,178,843	-	-	-	-	-	-	-	-	-
Chile	CH$	6.24%	1,180	23,113	24,293	17,847	16,967	16,087	15,207	-	66,108	-	-	-	-	-	-	-	-	-
Totals			1,762,246	5,359,347	7,121,593	6,982,602	6,581,108	8,682,207	3,143,338	35,402,627	60,791,882	760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764	-	14,136,785